CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS PARENTHETICAL
Preferred stock par value
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock shares outstanding
Common stock par value
Common stock shares authorized
Common stock shares issued	49,960,000	22,705,680
Common stock shares outstanding	49,960,000	22,705,680